                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

   We will not terminate the contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the listing of available investment portfolios with the following:

   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

   AIM Variable Insurance Funds (Invesco Variable Insurance Funds )is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

       Invesco Van Kampen V.I. Equity and Income Fund
       Invesco Van Kampen V.I. Growth and Income Fund

   AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

   American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

       American Funds Bond Fund
       American Funds Global Growth Fund

                                                                  SUPP-PE3NY412

       American Funds Global Small Capitalization Fund
       American Funds Growth Fund
       American Funds Growth-Income Fund

   FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:

       Mid Cap Portfolio

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

   Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

       Franklin Income Securities Fund
       Mutual Shares Securities Fund

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST

   Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

       Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
       Legg Mason ClearBridge Variable Equity Income Builder Portfolio
       (Class II)
       Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I)
       Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I) Legg Mason Investment Counsel Variable Social Awareness Portfolio

   LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

   Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

       Legg Mason Western Asset Variable Global High Yield Bond Portfolio

   MET INVESTORS SERIES TRUST

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

       Invesco Small Cap Growth Portfolio (Class B)
       Met/Templeton Growth Portfolio (Class B)
       MFS(R) Research International Portfolio (Class B)
       Oppenheimer Capital Appreciation Portfolio (Class B)
       Pioneer Fund Portfolio (Class A)
       Pioneer Strategic Income Portfolio (Class A)
       Van Kampen Comstock Portfolio (Class B)

   METROPOLITAN SERIES FUND

   Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

       BlackRock Money Market Portfolio (Class E)
       FI Value Leaders Portfolio (Class D)
       MFS(R) Total Return Portfolio (Class F)
       MFS(R) Value Portfolio (Class A)
       T. Rowe Price Large Cap Growth Portfolio (Class B)
       Western Asset Management U.S. Government Portfolio (Class B)

   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

   Pioneer Variable Contracts Trust is a trust with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

       Pioneer Mid Cap Value VCT Portfolio

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

   The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

       U.S. Real Estate Portfolio

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST

   In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.)

       Legg Mason Variable Lifestyle Allocation 50%
       Legg Mason Variable Lifestyle Allocation 70%
       Legg Mason Variable Lifestyle Allocation 85%

In the "Transfers - Market Timing" section, replace the list of Monitored Portfolios in the second paragraph with the following:

   (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, and Third Avenue Small Cap Value Portfolio)

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

   The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

   In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Program" section, delete the last sentence of the first paragraph and replace the second paragraph with the following:

   We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Program" section, replace the fourth paragraph with the following:

   If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. If you make such an additional purchase payment, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA program. Any purchase payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." You can terminate the program at any time, at which point transfers under the program will stop.

3. EXPENSES

In the "Expenses" section, under the "Withdrawal Charge" heading, replace the last sentence of the first paragraph with the following:

   To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

In the "Expenses" section, under the "Withdrawal Charge" heading, change item 2 to the following:

    2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

4. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "Distributor" heading:

   We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, and American Funds Growth-Income Fund.

In the "OTHER INFORMATION" section, replace the third paragraph under the "Requests and Elections" heading with the following:

   Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

6. APPENDIX A

At the end of Appendix A, replace the first paragraph in the "Discontinued Investment Portfolios" section with the following:

   The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Lazard Mid Cap Portfolio (Class B) (closed effective April 30, 2007), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007);
   (c) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B) (formerly Artio International Stock Portfolio) (closed effective April 30, 2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006), BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009), Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), and Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009).

Add the following to the end of the "Discontinued Investment Portfolios" section:

   Effective April 30, 2012, the Oppenheimer Capital Appreciation Portfolio (Class B) of Met Investors Series Trust merged into the Jennison Growth Portfolio (Class B) of Metropolitan Series Fund The Jennison Growth Portfolio (Class B) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs).

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: 800-343-8496
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                     ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                    12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                         MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                            FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS)
  Invesco Van Kampen V.I. Equity and
   Income Fund                              0.39%    0.25%    0.28%    0.00%    0.92%      0.00%      0.92%
  Invesco Van Kampen V.I. Growth and
   Income Fund                              0.56%    0.25%    0.28%    0.00%    1.09%      0.12%      0.97%

AMERICAN FUNDS INSURANCE SERIES(R)
  American Funds Bond Fund                  0.36%    0.25%    0.02%    0.00%    0.63%        --       0.63%
  American Funds Global Growth Fund         0.53%    0.25%    0.02%    0.00%    0.80%        --       0.80%
  American Funds Global Small
   Capitalization Fund                      0.70%    0.25%    0.04%    0.00%    0.99%        --       0.99%
  American Funds Growth Fund                0.32%    0.25%    0.02%    0.00%    0.59%        --       0.59%
  American Funds Growth-Income Fund         0.27%    0.25%    0.01%    0.00%    0.53%        --       0.53%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Mid Cap Portfolio                         0.56%    0.25%    0.10%    0.00%    0.91%        --       0.91%

FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities Fund           0.45%    0.25%    0.02%    0.00%    0.72%        --       0.72%
  Mutual Shares Securities Fund             0.60%    0.25%    0.13%    0.00%    0.98%        --       0.98%

LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio              0.75%    0.00%    0.05%    0.00%    0.80%      0.00%      0.80%
  Legg Mason ClearBridge Variable
   Appreciation Portfolio                   0.71%    0.00%    0.05%    0.00%    0.76%      0.00%      0.76%
  Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio          0.75%    0.25%    0.07%    0.00%    1.07%        --       1.07%
  Legg Mason ClearBridge Variable
   Fundamental All Cap Value Portfolio      0.75%    0.00%    0.06%    0.00%    0.81%      0.00%      0.81%
  Legg Mason ClearBridge Variable Large
   Cap Growth Portfolio                     0.75%    0.00%    0.11%    0.00%    0.86%      0.00%      0.86%
  Legg Mason ClearBridge Variable Large
   Cap Value Portfolio                      0.65%    0.00%    0.08%    0.00%    0.73%      0.00%      0.73%
  Legg Mason ClearBridge Variable Small
   Cap Growth Portfolio                     0.75%    0.00%    0.14%    0.00%    0.89%      0.00%      0.89%
  Legg Mason Investment Counsel
   Variable Social Awareness Portfolio      0.70%    0.00%    0.25%    0.00%    0.95%      0.00%      0.95%

LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Western Asset Variable
   Global High Yield Bond Portfolio         0.80%    0.00%    0.14%    0.00%    0.94%      0.00%      0.94%
-------------------------------------------------------------------------------------------------------------

                                                                     ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                    12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                         MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                            FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
-------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
  Invesco Small Cap Growth Portfolio        0.85%    0.25%    0.03%    0.00%    1.13%      0.02%      1.11%
  Met/Templeton Growth Portfolio            0.68%    0.25%    0.14%    0.00%    1.07%      0.02%      1.05%
  MFS(R) Research International
   Portfolio                                0.68%    0.25%    0.09%    0.00%    1.02%      0.06%      0.96%
  Pioneer Fund Portfolio                    0.64%    0.00%    0.05%    0.00%    0.69%      0.01%      0.68%
  Pioneer Strategic Income Portfolio        0.58%    0.00%    0.06%    0.00%    0.64%        --       0.64%
  Van Kampen Comstock Portfolio             0.58%    0.25%    0.03%    0.00%    0.86%      0.01%      0.85%

METROPOLITAN SERIES FUND
  BlackRock Money Market Portfolio          0.33%    0.15%    0.02%    0.00%    0.50%      0.01%      0.49%
  FI Value Leaders Portfolio                0.67%    0.10%    0.07%    0.00%    0.84%        --       0.84%
  MFS(R) Total Return Portfolio             0.54%    0.20%    0.05%    0.00%    0.79%        --       0.79%
  MFS(R) Value Portfolio                    0.70%    0.00%    0.03%    0.00%    0.73%      0.13%      0.60%
  T. Rowe Price Large Cap Growth
   Portfolio                                0.60%    0.25%    0.04%    0.00%    0.89%      0.01%      0.88%
  Western Asset Management U.S.
   Government Portfolio                     0.47%    0.25%    0.02%    0.00%    0.74%      0.01%      0.73%

PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio       0.65%    0.25%    0.07%    0.00%    0.97%        --       0.97%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  U.S. Real Estate Portfolio                0.80%    0.00%    0.29%    0.00%    1.09%      0.00%      1.09%

LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Variable Lifestyle
   Allocation 50%                           0.00%    0.00%    0.09%    0.70%    0.79%      0.00%      0.79%
  Legg Mason Variable Lifestyle
   Allocation 70%                           0.00%    0.00%    0.14%    0.76%    0.90%      0.00%      0.90%
  Legg Mason Variable Lifestyle
   Allocation 85%                           0.00%    0.00%    0.11%    0.81%    0.92%      0.00%      0.92%
-------------------------------------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2011.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND

INVESTMENT OBJECTIVE: The Invesco Van Kampen V.I. Equity and Income Fund seeks both capital appreciation and current income.

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Invesco Van Kampen V.I. Growth and Income Fund seeks long-term growth of capital and income.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS BOND FUND

INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

MID CAP PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital apprecation.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISERS: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

SUBADVISER: Legg Mason Investment Counsel, LLC

INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; and Western Asset Management Company Pte. Ltd.

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

MET/TEMPLETON GROWTH PORTFOLIO

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to each portfolio. The following portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

U.S. REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.